UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nierenberg Investment Management Company, Inc.

Address:   19605 NE 8th Street
           Camas, WA 98607


Form 13F File Number: 028-10859


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Nierenberg
Title:  President
Phone:  360-604-8600

Signature,  Place,  and  Date  of  Signing:

/s/ David Nierenberg               Camas, Washington                  8/4/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      320,742
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Nierenberg Investment Management Offshore
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------ -------------- --------- -------- ------------------- ---------- -------- -------------------------
                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- --------- ----
ASSET ACCEP CAP CORP     Common         04543P100   20,415  4,931,049 SH       DEFINED    1         4,083,208   847,841    0
BROOKS AUTOMATION INC    Common         114340102    9,020  1,166,928 SH       DEFINED    1           973,327   193,601    0
ELECTRO SCIENTIFIC INDS  Common         285229100   50,928  3,811,984 SH       DEFINED    1         3,221,080   590,904    0
HEARTLAND PMT SYS INC    Common         42235N108   42,771  2,882,147 SH       DEFINED    1         2,463,345   418,802    0
MEDCATH CORP             Common         58404W109   23,114  2,940,711 SH       DEFINED    1         2,443,045   497,666    0
MOVE INC COM             Common         62458M108   57,718 28,155,339 SH       DEFINED    1        23,650,193 4,505,146    0
NATUS MEDICAL INC DEL    Common         639050103   44,684  2,743,007 SH       DEFINED    1         2,327,596   415,411    0
RADISYS CORP             Common         750459109   43,101  4,527,463 SH       DEFINED    1         3,726,287   801,176    0
SUPERIOR ENERGY SVCS INC Common         868157108   28,991  1,552,809 SH       DEFINED    1         1,346,075   206,734    0


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